                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       February 13, 2013
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            48

Form 13F Information Table Value Total:     4,464,570
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  12/31/12

                                                                                                           VOTING AUTHORITY
                                                             VALUE     SHARES/             INVSTMT   -----------------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT     SH/PRN  DSCRTN      SOLE     SHARED      NONE
----------------------       --------------    ---------    --------   ---------   ------  --------  ---------  -------   --------
Amdocs Ltd                     ORD               010510864   69,100     2,032,944    SH    SOLE       1,914,734    0         118,210
Annaly Capital Management      COM               035710409   30,628     2,181,455    SH    SOLE       2,049,005    0         132,450
Aon Corp                       COM               037389103  103,227     1,856,262    SH    SOLE       1,744,478    0         111,784
Applied Materials Inc          COM               038222105  174,150    15,222,919    SH    SOLE      14,305,052    0         917,867
Baker Hughes Inc               COM               057224107  110,082     2,694,936    SH    SOLE       2,531,178    0         163,758
Bank of America Corp           7.25%CNV PFD L    060505682  100,334        88,400    SH    SOLE          83,058    0           5,342
Berkshire Hathaway Inc.-Cl A   CL A              084670108  358,208         2,672    SH    SOLE           2,506    0             166
Berkshire Hathaway Inc.-Cl B   CL B              084670702  149,527     1,666,966    SH    SOLE       1,564,620    0         102,346
Cimarex Energy Co              COM               171798101   37,060       641,948    SH    SOLE         604,533    0          37,415
CVS Caremark Corp              COM               126650100   69,537     1,438,198    SH    SOLE       1,352,685    0          85,513
Dell Inc.                      COM               24702R101  125,129    12,352,361    SH    SOLE      11,619,261    0         733,100
Devon Energy Corp New          COM               25179M103  290,398     5,580,292    SH    SOLE       5,242,700    0         337,592
DeVry Inc.                     COM               251893103   70,393     2,966,425    SH    SOLE       2,790,032    0         176,393
Energizer Holdings INC         COM               29266R108   52,268       653,513    SH    SOLE         614,493    0          39,020
Expeditors Intl of
   Washington Inc.             COM               302130109  192,725     4,872,939    SH    SOLE       4,583,794    0         289,145
Gold iShares Trust ETF         ISHARES           464285105  193,961    11,914,645    SH    SOLE       9,129,477    0       2,785,168
Gold SPDR Trust                GOLD SHS          78463V107    9,835        60,703    SH    SOLE          39,535    0          21,168
Goldman Sachs                  COM               38141G104   58,748       460,554    SH    SOLE         433,274    0          27,280
Google Inc.                    COM               38259P508  191,293       269,666    SH    SOLE         253,644    0          16,022
Hewlett Packard Co.            COM               428236103   63,645     4,466,288    SH    SOLE       4,200,698    0         265,590
IAMGOLD Corp.                  COM               450913108   41,016     3,575,932    SH    SOLE       3,575,932    0               0
Ingram Micro Inc               CL A              457153104   82,163     4,855,994    SH    SOLE       4,567,529    0         288,465
Liberty Interactive Corp       INT COM SER A     53071M104   43,309     2,200,651    SH    SOLE       2,072,841    0         127,810
Marsh & McLennan Co            COM               571748102   40,365     1,171,011    SH    SOLE       1,104,227    0          66,784
Mastercard Inc. Class A        CL A              57636Q104  144,541       294,214    SH    SOLE         276,717    0          17,497
Microsoft                      COM               594918104  176,221     6,597,634    SH    SOLE       6,200,499    0         397,135
National Cinemedia Inc         COM               635309107      847        59,917    SH    SOLE          57,454    0           2,463
Net 1 UEPS Technologies        COM NEW           64107N206   61,955    12,124,324    SH    SOLE      11,591,069    0         533,255
Newmont Mining Corp.           COM               651639106   10,920       235,140    SH    SOLE         235,140    0               0
News Corp - Class A            CL A              65248E104   15,459       606,011    SH    SOLE         606,011    0               0
News Corp - Class B            CL B              65248E203   56,868     2,167,242    SH    SOLE       2,068,942    0          98,300
Nortel Inversora - ADR         SPON ADR PFD B    656567401    1,133        82,616    SH    SOLE          82,616    0               0
Occidental Petroleum Corp      COM               674599105  123,841     1,616,506    SH    SOLE       1,517,665    0          98,841
Oracle Corp                    COM               68389X105  183,840     5,517,393    SH    SOLE       5,188,528    0         328,865
Seacor Holdings Inc.           COM               811901101   52,614       627,856    SH    SOLE         590,496    0          37,360
Sealed Air Corp                COM               81211K100   57,099     3,260,926    SH    SOLE       3,059,209    0         201,717
SK Telecom-ADR                 SPONSORED ADR     78440P108   40,449     2,555,202    SH    SOLE       2,455,659    0          99,543
Spansion Inc. CLA              COM CL A NEW      84649R200   28,035     2,015,461    SH    SOLE       1,899,481    0         115,980
Staples Inc.                   COM               855030102  143,308    12,570,879    SH    SOLE      11,812,238    0         758,641
Symantec Corp                  COM               871503108   33,459     1,777,860    SH    SOLE       1,670,903    0         106,957
Telephone & Data Systems       COM NEW           879433829   29,133     1,315,850    SH    SOLE       1,239,939    0          75,911
Texas Instruments Inc.         COM               882508104  113,657     3,673,474    SH    SOLE       3,455,371    0         218,103
Total SA - Spon ADR            SPONSORED ADR     89151E109  286,980     5,517,780    SH    SOLE       5,286,490    0         231,290
US Cellular Corp               COM               911684108   19,057       540,779    SH    SOLE         443,409    0          97,370
Valassis Communications Inc.   COM               918866104   12,478       484,024    SH    SOLE         454,943    0          29,081
Washington Post                CL B              939640108  161,486       442,173    SH    SOLE         415,854    0          26,319
Yahoo Inc                      COM               984332106   33,819     1,699,448    SH    SOLE       1,596,452    0         102,996
Zebra Technologies             CL A              989207105   20,270       515,644    SH    SOLE         485,256    0          30,388